Share-based compensation (2007 Equity Incentive Plan, 2007 Long Term Incentive Plan, 2015 Long Term Incentive Plan and 2014 Restricted Stock Unit Plan) (Details) - USD ($)											1 Months Ended	12 Months Ended
	Nov. 06, 2015	Sep. 30, 2015	Jul. 29, 2015	Jul. 01, 2015	Apr. 10, 2015	Feb. 26, 2015	Jun. 30, 2014	Jun. 25, 2014	May 23, 2014	Aug. 11, 2007	Apr. 18, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Nov. 30, 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of shares repurchased												$ 4,003,999	$ 3,259,998	$ 7,042,725
The Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted										6,125,374
Minimum exercise price										$ 0.0001
Maximum exercise price										2.50
Weighted-average fair value of options granted										$ 2.67
Total expected compensation cost, net of expected forfeitures										$ 15,564,801
Stock options granted, expiration date										Aug. 10, 2017
The Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan										10 months
The Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan										60 months
2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted												0
2007 Plan [Member] | Service Condition Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	200,000	200,000		1,200,000	600,000	200,000	907,000	600,000
Exercise price of options granted	$ 1.81	$ 1.39		$ 1.71	$ 1.605	$ 1.255	$ 1.21	$ 2.045
Weighted-average fair value of options granted	$ 0.61	$ 0.50		$ 0.48	$ 0.52	$ 0.36	$ 0.81	$ 0.52
Total expected compensation cost, net of expected forfeitures	$ 122,109	$ 100,243		$ 577,836	$ 312,671	$ 71,853	$ 734,181	$ 311,098
Vesting period for plan	36 months	36 months		36 months	36 months	36 months		36 months
Stock options granted, expiration date	Nov. 06, 2025	Sep. 30, 2025		Jul. 01, 2025	Apr. 10, 2025	Feb. 26, 2025		Jun. 25, 2024
2007 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of shares authorized																10,000,000
2014 Restricted Stock Unit Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of shares repurchased					$ 3,259,998				$ 7,042,725		$ 4,003,999
Shares repurchased					2,076,964				4,234,884		1,614,220
Weighted average grant-date fair value of restricted shares granted												$ 2.75	$ 1.605	$ 2.01
2014 Restricted Stock Unit Plan [Member] | Maximum [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of shares authorized									10,000,000
Long Term Incentive Plan 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of shares authorized															20,000,000
Options granted												0
Long Term Incentive Plan 2015 [Member] | Service Condition Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted			81,600	6,574,600
Exercise price of options granted			$ 1.71	$ 1.71
Weighted-average fair value of options granted			$ 0.42	$ 0.48
Total expected compensation cost, net of expected forfeitures			$ 34,294	$ 3,165,867
Vesting period for plan			33 months	34 months
Stock options granted, expiration date			Jul. 29, 2025	Jul. 01, 2025